FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME- Equity investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current assets
Investments in unlisted companies	¥ 321,246	$ 46,723		¥ 296,414	¥ 0
Maximum [member]
Non-current assets
Percentage of equity interests held by the Group in certain unlisted companies	2.00%

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .